Trade and other payables	9 Months Ended
Sep. 30, 2021
Trade and other payables
Trade and other payables

11. Trade and other payables

During the nine months ended September 30, 2021, the increase of EUR 38,595k in trade and other payables was primarily due to billings from and accrued liabilities due to CROs and CMOs involved in the CVnCoV development and taxes collected upon share-based payments option exercises and which are to be remitted to taxing authorities.

As of September 30, 2021, the Company had non-cancellable contractual obligations of EUR 112,902k relating to CMO services, for which no amounts are recorded in the statement of financial position.